Other assets - Schedule of other assets (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Other assets [abstract]
Net defined benefit assets	€ 725	€ 709
Investment properties	20	46
Property development and obtained from foreclosures	72	98
Accrued Assets	781	783
Amounts to be settled	2,215	2,835
Other	2,079	2,546
Other assets total	€ 5,893	€ 7,018